Note 4 - Warranties of the Company	12 Months Ended
Dec. 31, 2018
Product Warranties Disclosures [Abstract]
Product Warranty Disclosure [Text Block]

Note 4 – Warranties of the Company

ABCO Energy provides a five and ten year workmanship warranties for installed systems that cover labor and installation matters only.  All installed products are warranted by the manufacturer.  In the last four years of operations, all claims on workmanship have been handled expeditiously and inexpensively by the company.  Management does not consider the warranties as a significant or material risk and therefore there is no reserve.